Note 15 - IncomeTax (Detail) In Thousands, unless otherwise specified	12 Months Ended																		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2011 Commercial Real Estate Segment [Member] Amount Reversed [Member] USD ($)	Dec. 31, 2012 Commercial Real Estate Segment [Member] USD ($)	Dec. 31, 2011 Commercial Real Estate Segment [Member] USD ($)	Dec. 31, 2012 Gross Capital Loss Carry Forward [Member] USD ($)	Dec. 31, 2011 Gross Capital Loss Carry Forward [Member] USD ($)	Dec. 31, 2012 Foreign Income Tax Operating Loss Carry Forward [Member] USD ($)	Dec. 31, 2011 Foreign Income Tax Operating Loss Carry Forward [Member] USD ($)	Dec. 31, 2012 Domestic Tax Authority [Member] Minimum [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] Maximum [Member]	Dec. 31, 2012 Australia [Member]	Dec. 31, 2012 Canada [Member] USD ($)	Dec. 31, 2012 Australia [Member] USD ($)	Dec. 31, 2011 Australia [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Commercial Real Estate Segment [Member] USD ($)	Dec. 31, 2011 Commercial Real Estate Segment [Member] USD ($)	Dec. 31, 2012 Canada [Member] CAD	Dec. 31, 2012 Foreign Income Tax Operating Loss Carry Forward [Member] USD ($)
Tax Credit Carryforward, Limitations on Use	20																		14	20
Deferred Tax Assets, Valuation Allowance	$ 1,224	$ 9,389				$ 48,351	$ 4,098	$ 4,092	$ 1,068	$ 692	$ 40,413	$ 26,784					$ 9,455
Deferred Tax Assets, Operating Loss Carryforwards, Domestic																					172,155	143,875
Deferred Tax Assets, Capital Loss Carryforwards	1,068	692														1,224	9,455	9,389
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		29,442			52,353												889						53,866	43,578
Other Tax Carryforward, Valuation Allowance (in Dollars)				4,228	2,857
Undistributed Earnings Of Foreign And Domestic Subsidiaries	149,249	158,308
Unrecognized Tax Benefits	7,914	7,602
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	7,914	7,602
Recovery Of Income Tax Interest And Penalties	38	238	994
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	122	160
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 840
Income Tax Return Examination Period													3 years	5 years	4 years				3 years	4 years